As filed with the Securities and Exchange Commission on March 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

NEUBERGER BERMAN ALTERNATIVE FUNDS

(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

JANUARY 31, 2012

Schedule of Investments Global Allocation Fund
(Unaudited)

NUMBER OF SHARES	VALUE($)†

Long Positions (93.3%)

Common Stocks (28.9%)

Canada (2.2%)
860	Celestica, Inc.	7,325	*
682	Dollarama Inc.	29,417
977	Grande Cache Coal	9,364	*
1,770	Jean Coutu Group	23,619
2,995	Pretium Resources	48,986	*
347	Trilogy Energy	10,814
1,223	West Fraser Timber	58,924
		188,449

Finland (0.4%)
959	Nokian Renkaat OYJ	34,258

France (0.7%)
383	Carmat	49,798	*
237	Manitou BF	4,901	*
		54,699

Germany (0.2%)
295	SGL Carbon	14,895	*

Hong Kong (0.3%)
5,000	Cheung Kong Infrastructure Holdings	28,529

Ireland (0.4%)
669	Jazz Pharmaceuticals	31,108	*

Japan (5.3%)
3,000	Arnest One	32,905
700	Century Tokyo Leasing	14,290
1,500	Cocokara Fine	39,360
1,000	Fuyo General Lease	36,657
2,650	Japan Bridge	29,970	*
1,000	KINUGAWA RUBBER INDUSTRIAL	8,384
5,200	Megane Top	59,900
2,000	NITTO BOSEKI	6,822
2,700	Ship Healthcare Holdings	58,768
2,200	Tachi-S Co.	42,112
2,700	transcosmos Inc.	35,707
3,000	Valor Co.	48,255
3	VANTEC Corp.	9,132
2,900	Yamazen Corp.	22,600
		444,862

Netherlands (1.5%)
2,949	LyondellBasell Industries, Class A	127,102

Singapore (0.1%)
1,694	Cape PLC	10,459

Switzerland (0.4%)
1,919	Meyer Burger Technology AG	36,691	*

United Kingdom (3.0%)
5,878	African Barrick Gold	47,702
2,372	Fresnillo PLC	64,888
12,896	Hochschild Mining	100,449
3,385	Lamprell PLC	15,976
1,713	Petropavlovsk PLC	20,421
1,418	Senior PLC	4,022
		253,458

United States (14.4%)
3,857	Acco Brands	40,961	* È
4,717	Ameristar Casinos	92,264
740	Boise, Inc.	5,654	È
15,932	Charming Shoppes	79,023	* È
11,220	CNO Financial Group	75,398	* È
839	Crosstex Energy	10,538	È
510	CVR Energy	12,719	*
1,798	Delek US Holdings	22,637	È
5,400	Dynavax Technologies	18,792	* È
5,519	Flotek Industries	64,793	*
5,677	Genworth Financial	43,770	*
1,035	Golar LNG	42,435	È
1,722	Hartford Financial Services Group	30,169	È
422	Inhibitex Inc.	10,774	*
2,984	Kulicke & Soffa Industries	32,257	* È
3,688	La-Z-Boy	48,608	* È
666	MBIA, Inc.	8,205	* È
2,729	MGM MIRAGE	35,613	* È
6,395	Newcastle Investment	34,277	È
9,230	Oriental Financial Group	105,591
1,631	Patriot Coal	12,396	* È
16,573	Pendrell Corp.	44,250	* È
3,154	Quantum Corp.	7,948	* È
1,183	Questcor Pharmaceuticals	41,914	* È
298	RSC Holdings	6,315	*
2,627	Tesoro Corp.	65,754	*
657	US Airways Group	5,545	* È
7,876	Western Refining	130,190
2,528	Winn-Dixie Stores	23,890	* È
1,709	Wyndham Worldwide	67,950	E
		1,220,630

Total Common Stocks (Cost $2,426,059)		2,445,140

Short-Term Investments (64.4%)
5,443,367	State Street Institutional Government Money Market Fund Institutional Class (Cost $5,443,367)	5,443,367	Ø

Total Long Positions (93.3%) (Cost $7,869,426)		7,888,507	##
Cash, receivables and other assets, less liabilities (36.9%)		3,117,473	±

Short Positions (see summary below) ((30.2)%)		(2,555,211)

Total Net Assets (100.0%)		$8,450,769

Short Positions ((30.2)%)

Common Stocks Sold Short (28.8%)ØØ

Canada (2.3%)
(6,766)	Aurizon Mines	(37,653)	*
(3,177)	Bankers Petroleum	(16,983)	*
(2,468)	Minefinders Corp.	(34,926)	*

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Global Allocation Fund cont'd
(Unaudited)

NUMBER OF SHARES	VALUE($)†
(1,834)	Osisko Mining	(21,875)	*
(2,408)	Seabridge Gold	(48,655)	*
(12,399)	Uranium One	(31,656)	*
		(191,748)

Finland (0.6%)
(10,022)	Talvivaara Mining	(49,553)	*

Hong Kong (0.3%)
(17,000)	Esprit Holdings	(25,121)

Japan (5.6%)
(9,700)	Advantest Corp.	(111,355)
(6,100)	Mitsumi Electric	(49,860)
(400)	NKSJ Holdings	(8,701)
(10,600)	Nomura Holdings, Inc.	(38,801)
(8,000)	Ricoh Co.	(67,489)
(1,500)	Sony Corp.	(27,375)
(7,000)	Tohoku Electric Power	(66,032)
(37,700)	Tokyo Electric Power	(103,376)	*
		(472,989)

Liechtenstein (0.4%)
(731)	Liechtensteinische Landesbank	(31,011)

Netherlands (0.7%)
(1,204)	CSM NV	(22,292)
(9,076)	PostNL NV	(36,447)
		(58,739)
Switzerland (0.0%)
(31)	Valiant Holding	(3,859)

United Kingdom (2.6%)
(4,631)	BT Group	(14,851)
(12,042)	Capita Group	(116,701)
(32,421)	Essar Energy	(66,007)	*
(192)	Reckitt Benckiser Group	(10,214)
(1,140)	Reed Elsevier	(9,431)
		(217,204)

United States (16.3%)
(159)	Amazon.com	(30,916)	*
(1,733)	BMC Software	(62,804)	*
(676)	Columbia Sportswear	(30,995)
(198)	Covance Inc.	(8,674)	*
(998)	Cree, Inc.	(25,379)	*
(181)	Deckers Outdoor	(14,634)	*
(913)	Digital River	(14,617)	*
(1,175)	Express Scripts	(60,113)	*
(2,041)	FLIR Systems	(52,556)
(461)	General Motors	(11,073)	*
(83)	Google Inc. Class A	(48,149)	*
(1,481)	Green Dot Class A	(42,031)	*
(4,592)	Hecla Mining	(24,154)
(288)	IDEX Corp.	(11,670)
(217)	IHS Inc., Class A	(19,417)	*
(1,889)	Infinera Corp.	(13,487)	*
(297)	Kaydon Corp.	(10,134)
(384)	Laboratory Corporation of America Holdings	(35,094)	*
(1,141)	Lennox International	(41,304)
(2,401)	Masimo Corp.	(51,381)	*
(5,975)	McDermott International	(72,656)	*
(2,091)	MedAssets, Inc.	(22,081)	*
(217)	Mettler-Toledo International	(38,084)	*
(418)	Netflix Inc.	(50,244)	*
(433)	Newmont Mining	(26,621)
(780)	Nike, Inc. Class B	(81,112)
(747)	Parametric Technology	(18,802)	*
(2,950)	Pentair, Inc.	(108,619)
(1,686)	Rovi Corp.	(54,104)	*
(108)	Royal Gold	(8,223)
(377)	Schlumberger Ltd.	(28,339)
(2,602)	Shutterfly, Inc.	(61,719)	*
(1,222)	Stericycle, Inc.	(102,672)	*
(1,835)	Ultra Petroleum	(44,095)	*
(153)	Under Armour Class A	(12,182)	*
(1,640)	WebMD Health	(45,986)	*
		(1,384,121)

Total Common Stocks Sold Short (Proceeds $(2,528,877))		(2,434,345)

Exchange Traded Funds Sold Short (1.4%)
(2,856)	Vanguard MSCI Emerging Markets ETF (Proceeds $(116,112))	(120,866)
Total Short Positions (Proceeds $(2,644,989))		(2,555,211)

See Notes to Schedule of Investments

Global Allocation Fund (Unaudited)
LONG POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$ 307,483	3.6%
Metals & Mining	291,810	3.5%
Hotels, Restaurants & Leisure	195,827	2.3%
Chemicals	191,895	2.3%
Insurance	157,542	1.9%
Specialty Retail	138,923	1.6%
Food & Staples Retailing	135,124	1.6%
Commercial Banks	105,591	1.2%
Auto Components	84,754	1.0%
Household Durables	81,513	1.0%
Pharmaceuticals	73,022	0.9%
Paper & Forest Products	58,924	0.7%
Health Care Providers & Services	58,768	0.7%
Commercial Services & Supplies	51,420	0.6%
Diversified Financial Services	50,947	0.6%
Health Care Equipment & Supplies	49,798	0.6%
Machinery	45,614	0.5%
Professional Services	44,250	0.5%
IT Services	35,707	0.4%
Real Estate Investment Trusts	34,277	0.4%
Semiconductors & Semiconductor Equipment	32,257	0.4%
Construction & Engineering	29,970	0.4%
Biotechnology	29,566	0.3%
Multiline Retail	29,417	0.3%
Trading Companies & Distributors	28,915	0.3%
Electric Utilities	28,529	0.3%
Energy Equipment & Services	15,976	0.2%
Electrical Equipment	14,895	0.2%
Air Freight & Logistics	9,132	0.1%
Computers & Peripherals	7,948	0.1%
Electrical Equipment & Instruments	7,325	0.1%
Building Products	6,822	0.1%
Containers & Packaging	5,654	0.1%
Airlines	5,545	0.1%
Short-Term Investments and Other Assets-Net	8,560,840	101.3%
Short Positions (see summary below)	(2,555,211)	(30.2)%
	$ 8,450,769	100.0%

Global Allocation Fund (Unaudited)
SHORT POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Metals & Mining	$ (251,660)	(3.0)%
Electric Utilities	(169,408)	(2.0)%
Oil, Gas & Consumable Fuels	(158,741)	(1.9)%
Internet & Catalog Retail	(142,879)	(1.7)%
Textiles, Apparel & Luxury Goods	(138,923)	(1.6)%
Semiconductors & Semiconductor Equipment	(136,734)	(1.6)%
Professional Services	(136,118)	(1.6)%
Software	(135,710)	(1.6)%
Machinery	(130,423)	(1.5)%
Exchange Traded Funds	(120,866)	(1.4)%
Internet Software & Services	(108,752)	(1.3)%
Commercial Services & Supplies	(102,672)	(1.2)%
Energy Equipment & Services	(100,995)	(1.2)%
Health Care Providers & Services	(95,207)	(1.1)%
Office Electronics	(67,489)	(0.8)%
Electronic Equipment, Instruments & Components	(52,556)	(0.6)%
Health Care Equipment & Supplies	(51,381)	(0.6)%
Electronic Equipment & Instruments	(49,860)	(0.6)%
Life Science Tools & Services	(46,758)	(0.6)%
Consumer Finance	(42,031)	(0.5)%
Building Products	(41,304)	(0.5)%
Capital Markets	(38,801)	(0.5)%
Air Freight & Logistics	(36,447)	(0.4)%
Commercial Banks	(34,870)	(0.4)%
Household Durables	(27,375)	(0.3)%
Specialty Retail	(25,121)	(0.3)%
Food Products	(22,292)	(0.3)%
Health Care Technology	(22,081)	(0.3)%
Diversified Telecommunication Services	(14,851)	(0.2)%
Communications Equipment	(13,487)	(0.2)%
Automobiles	(11,073)	(0.1)%
Household Products	(10,214)	(0.1)%
Media	(9,431)	(0.1)%
Insurance	(8,701)	(0.1)%
Total Short Positions	$ (2,555,211)	(30.2)%

JANUARY 31, 2012

Schedule of Investments Long Short Fund
(Unaudited)

NUMBER OF SHARES	VALUE($)†

Long Positions (86.0%)

Common Stocks (44.9%)

Aerospace & Defense (1.2%)
1,000	Boeing Co.	74,180

Building Products (0.4%)
2,000	Masco Corp.	24,140

Commercial Banks (2.5%)
6,900	Fifth Third Bancorp	89,769
2,425	U.S. Bancorp	68,433
		158,202

Computers & Peripherals (2.9%)
210	Apple Inc.	95,861	*
3,600	EMC Corp.	92,736	*
		188,597

Diversified Consumer Services (1.6%)
4,500	K12 Inc.	100,755	*

Diversified Financial Services (1.3%)
2,800	Citigroup Inc.	86,016

Electric Utilities (2.8%)
3,000	Brookfield Infrastructure Partners	87,510
2,650	Northeast Utilities	92,087
		179,597

Electronic Equipment Instruments & Components (1.9%)
9,000	Elster Group ADR	121,770	*

Energy Equipment & Services (2.7%)
1,900	Baker Hughes	93,347
1,025	Schlumberger Ltd.	77,049
		170,396

Food & Staples Retailing (1.3%)
2,500	Walgreen Co.	83,400

Food Products (1.3%)
4,300	Sara Lee	82,345

Health Care Providers & Services (0.6%)
1,500	HCA Holdings	36,660	*

Hotels, Restaurants & Leisure (1.9%)
3,000	Arcos Dorados Holdings Class A	64,500
2,175	Dunkin' Brands Group	60,139	*
		124,639

Independent Power Producers & Energy Traders (1.4%)
3,550	Brookfield Renewable Energy Partners	92,799

Internet Software & Services (2.4%)
2,125	eBay Inc.	67,150	*
150	Google Inc. Class A	87,017	*
		154,167

IT Services (1.3%)
800	Visa Inc. Class A	80,512

Machinery (3.5%)
650	Cummins Inc.	67,600
2,250	Ingersoll-Rand PLC	78,615
3,950	Terex Corp.	78,210	*
		224,425

Metals & Mining (1.0%)
2,075	United States Steel	62,644

Multi-Utilities (1.5%)
4,200	NiSource Inc.	95,466

Multiline Retail (1.3%)
1,625	Target Corp.	82,566

Oil, Gas & Consumable Fuels (2.5%)
2,250	Enbridge Inc.	84,510
6,050	Forest Oil	78,650	*
		163,160

Professional Services (2.4%)
3,175	Nielsen Holdings	92,011	*
1,500	Verisk Analytics Class A	60,105	*
		152,116

Semiconductors & Semiconductor Equipment (1.1%)
3,400	NXP Semiconductors	72,182	*

Specialty Retail (1.9%)
2,875	Collective Brands	47,898	*
1,700	Home Depot	75,463
		123,361

Water Utilities (1.3%)
2,500	American Water Works	84,325

Wireless Telecommunication Services (0.9%)
6,500	Metropcs Communications	57,460	*

Total Common Stocks (Cost $2,784,221)		2,875,880

Preferred Stocks (1.1%)

Diversified Financial Services (1.1%)
2,600	Citigroup Capital XIII (Cost $69,369)	70,044

Exchange Traded Funds (0.7%)
2,000	iShares MSCI Germany Index Fund (Cost $40,133)	42,660

PRINCIPAL AMOUNT

Corporate Debt Securities (12.6%)

Banks (1.7%)
50,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	55,000
50,000	Bank of America Corp., Senior Unsecured Notes, 5.75%, due 12/1/17	51,487
		106,487
Building Materials (0.4%)
27,000	Masco Corp., Senior Unsecured Notes, 7.13%, due 3/15/20	27,785

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Long Short Fund cont'd
(Unaudited)

PRINCIPAL AMOUNT		VALUE($)†

Commercial Services (0.8%)
50,000	Avis Budget Car Rental, LLC, Guaranteed Notes, 8.25%, due 1/15/19	52,625

Diversified Financial Services (1.6%)
100,000	E*TRADE Financial Corp., Senior Unsecured Notes, 6.75%, due 6/1/16	99,500

Food & Drug Retailers (0.8%)
50,000	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	52,000

Iron - Steel (1.6%)
50,000	AK Steel Corp., Guaranteed Notes, 7.63%, due 5/15/20	49,375
50,000	United States Steel Corp., Senior Unsecured Notes, 7.38%, due 4/1/20	50,750
		100,125

Media (1.8%)
60,000	CCO Holdings LLC, Guaranteed Notes, 6.63%, due 1/31/22	62,400
50,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	55,125
		117,525

Oil & Gas (1.6%)
60,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	52,200
50,000	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	53,000
		105,200
Retail (0.8%)
50,000	The Gap, Inc., Senior Unsecured Notes, 5.95%, due 4/12/21	47,967
Telecommunications (1.5%)
50,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	49,625
50,000	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	46,500
		96,125
Total Corporate Debt Securities (Cost $790,891)		805,339

CONTRACTS

Purchased Options (0.4%)
20	Collective Brands, Inc., Call, Feb 2012 @ 14	5,800
20	Collective Brands, Inc., Call, Feb 2012 @ 18	1,300
		7,100
30	SPDR S&P 500 ETF Trust, Put, Feb 2012 @ 126	1,500
30	SPDR S&P 500 ETF Trust, Put, Mar 2012 @ 126	5,310
25	SPDR S&P 500 ETF Trust, Put, Mar 2012 @ 131	9,625
		16,435
Total Purchased Options (Cost $27,830)		23,535
NUMBER OF SHARES
Short-Term Investments (26.3%)
1,683,390	State Street Institutional Government Money Market Fund Institutional Class (Cost $1,683,390)	1,683,390	Ø
Total Long Positions (86.0%) (Cost $5,395,834)		5,500,848	##
Cash, receivables and other assets, less liabilities (17.9%)		1,147,739	±
Short Positions (see summary below) ((3.9)%)		(251,487)
Total Net Assets (100.0%)		$6,397,100
Short Positions ((3.9)%)
Common Stocks Sold Short (2.6%)ØØ
Aerospace & Defense (0.2%)
(300)	Huntington Ingalls Industries	(11,304)	*
Capital Markets (0.2%)
(125)	Goldman Sachs Group	(13,934)
Diversified Financial Services (0.2%)
(2,000)	Bank of America	(14,260)
Electrical Equipment (0.2%)
(150)	Rockwell Automation	(11,680)
Energy Equipment & Services (0.1%)
(50)	CARBO Ceramics	(4,862)
Food Products (0.2%)
(150)	J.M. Smucker	(11,817)
Hotels, Restaurants & Leisure (0.2%)
(175)	Buffalo Wild Wings	(11,648)	*
Internet & Catalog Retail (0.2%)
(70)	Amazon.com	(13,611)	*
Multiline Retail (0.2%)
(400)	J.C. Penney	(16,620)
Oil, Gas & Consumable Fuels (0.5%)
(275)	Range Resources	(15,818)
(500)	Southwestern Energy	(15,570)	*
		(31,388)
Specialty Retail (0.4%)
(825)	Aeropostale, Inc.	(13,505)	*

See Notes to Schedule of Investments

JANUARY 31, 2012

Schedule of Investments Long Short Fund cont'd
(Unaudited)

NUMBER OF SHARES	VALUE($)†
(345)	Dick's Sporting Goods	(14,218)
		(27,723)

Total Common Stocks Sold Short (Proceeds $160,566)		(168,847)

Exchange Traded Funds Sold Short (1.3%)
(2,000)	Consumer Discretionary Select Sector SPDR Fund (Proceeds $81,846)	(82,640)

Total Short Positions (Proceeds $(242,412))		(251,487)

See Notes to Schedule of Investments

January 31, 2012 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Global Allocation Fund (“Global Allocation”) and Neuberger Berman Long Short Fund (“Long Short”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities (long and short positions), exchange traded funds, purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Forward foreign currency contracts are determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service's network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

Total return swaps are determined by obtaining valuations from an independent pricing service using the underlying index and stated LIBOR (“London Interbank Offered Rate”) rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Government Money Market Fund Institutional Class are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures, or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2012:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Global Allocation
Investments:
Common Stocks^	$ 2,445,140	$ -	$ -	$ 2,445,140
Short-Term Investments	-	5,443,367	-	5,443,367
Total Investments	2,445,140	5,443,367	-	7,888,507
Long Short
Investments:
Common Stocks^	2,875,880	-	-	2,875,880
Preferred Stocks^	70,044	-	-	70,044
Exchange Traded Funds	42,660	-	-	42,660
Corporate Debt Securities^	-	805,339	-	805,339
Purchased Options	23,535	-	-	23,535
Short-Term Investments	-	1,683,390	-	1,683,390
Total Investments	3,012,119	2,488,729	-	5,500,848

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Global Allocation
Futures contracts	$ 120,170	$ -	$ -	$ 120,170
Total return swap contracts	-	218,412	-	218,412
Total	120,170	218,412	-	338,582

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2012:
	Level 1	Level 2	Level 3	Total
Global Allocation
Common Stocks Sold Short^	$ (2,434,345)	$ -	$ -	$ (2,434,345)
Exchange Traded Funds Sold Short	(120,866)	-	-	(120,866)
Forward contracts	-	(335)	-	(335)
Total	(2,555,211)	(335)	-	(2,555,546)
Long Short
Common Stocks Sold Short^	(168,847)	-	-	(168,847)
Exchange Traded Funds Sold Short	(82,640)	-	-	(82,640)
Futures contracts	(3,768)	-	-	(3,768)
Written Options	(5,880)	-	-	(5,880)
Total	(261,135)	-	-	(261,135)

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

The Funds had no significant transfers between Levels 1 and 2 during the period ended January 31, 2012.

##      At January 31, 2012, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Allocation	$7,869,477	$79,346	$60,316	$19,030
Long Short	5,395,834	134,367	29,353	105,014

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.

Ø
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or open forward foreign currency contracts and/or total return swap contracts and/or call and put options written and/or financial futures contacts.

ØØ
At January 31, 2012, Global Allocation had deposited $2,651,600 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.  At January 31, 2012, Long Short had pledged securities in the amount of $236,609 to cover collateral requirements for borrowing in connection with securities sold short.

±	At January 31, 2012, the Funds had open positions in financial futures contracts as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)

Global Allocation
March 2012	7 Government of Canada Bond, 10 Year	Long	13,613
March 2012	4 S&P TSE 60 Index	Long	18,668
March 2012	7 Euro STOXX 50 Index	Long	4,316
March 2012	2 German Euro Bond	Long	12,165
March 2012	8 FTSE 100 Index	Long	16,767
March 2012	1 UK Government Gilt Bond	Long	3,199
March 2012	1 TOPIX Index	Long	2,362
March 2012	14 Mini Japanese Government Bond, 10 Year	Long	18,801
March 2012	16 S&P 500 E-mini Index	Long	33,200
March 2012	13 U.S. Treasury Notes, 10 Year	Long	31,437
March 2012	1 Pound Sterling	Long	898
March 2012	2 Japanese Yen	Long	3,669
March 2012	13 Australian T-Bond, 10 Year	Short	(8,334)
March 2012	3 Euro Currency Futures	Short	(5,081)
March 2012	4 Canadian Dollar	Short	(6,070)
March 2012	5 Australian Dollar	Short	(19,440)
Total			$120,170

Long Short
March 2012	13 S&P 500 E-mini Index	Short	(3,768)

At January 31, 2012, Global Allocation and Long Short had deposited $208,298 and $69,222, respectively, in a segregated account to cover open financial futures contracts.

At January 31, 2012, Global Allocation had outstanding total return swap contracts as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/(Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan	$3,700,000	January 5, 2013	.885%(1)	JP Morgan Global Government Bond Total Return Index Unhedged	$(2,457)	$83,141	$80,684

J.P. Morgan	3,699,463	January 15,2013	.236%(2)	MSCI Daily Total Return Net World Index	(534)	138,262	137,728
Totals					$(2,991)	$221,403	$218,412

(1) 1 month LIBOR plus .59% at January 5, 2012.

(2) 1 month LIBOR minus .06% at January 6, 2012.

At January 31, 2012, Global Allocation had open forward foreign currency contracts as follows:
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Chilean Peso	Goldman Sachs	68,205,989 CLP	$133,567	02/16/12	$138,514	$4,947
Hungarian Forint	Goldman Sachs	17,957,478 HUF	72,380	02/16/12	79,683	7,303
Mexican Peso	Goldman Sachs	634,497 MXN	46,263	02/16/12	48,621	2,358
New Taiwan Dollar	Goldman Sachs	4,213,987 TWD	139,536	02/16/12	142,454	2,918
South African Rand	Goldman Sachs	183,420 ZAR	22,386	02/16/12	23,402	1,016
Total						$18,542
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Brazilian Real	Goldman Sachs	258,351 BRL	$139,536	02/16/12	$147,320	$(7,784)
Czech Koruna	Goldman Sachs	223,916 CZK	11,193	02/16/12	11,566	(373)
Indonesian Rupiah	Goldman Sachs	910,595,520 IDR	98,496	02/16/12	101,154	(2,658)
South Korean Won	Goldman Sachs	88,060,427 KRW	76,111	02/16/12	78,302	(2,191)
Polish Zloty	Goldman Sachs	231,824 PLN	66,410	02/16/12	71,735	(5,325)
Singapore Dollar	Goldman Sachs	28,845 SGD	22,386	02/16/12	22,932	(546)
Total						$(18,877)

At January 31, 2012, Long Short had outstanding put options written as follows:

Name of Issuer	Shares	Exercise Price	Expiration Date	Market Value of Options
Illumina, Inc.	500	50	March 2012	$440
Illumina, Inc.	700	49	March 2012	490
Illumina, Inc.	500	47	March 2012	125
Illumina, Inc.	500	45	March 2012	125
SPDR S&P 500 ETF Trust	2,500	124	March 2012	4,700
			Total	$5,880

At January 31, 2012, Long Short had deposited $425,775 in a segregated account to cover its open put options written.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date:  March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date:  March 26, 2012

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date:  March 26, 2012